Financing Receivables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 09, 2021	Jul. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participation interest in loan pool	5.00%
Amounts outstanding	$ 71,952			$ 41,752
Unamortized discount	(414)			(893)
Allowance for credit losses	(386)			(246)
Carrying value	71,152			40,613
Advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	67,077			35,401
Allowance for credit losses	(238)	$ (211)	$ (121)	(121)	$ (215)
Carrying value	66,839			35,280
Advances, not associated with specific installation projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	9,000
Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	4,875			6,351
Unamortized discount	(414)			(893)
Allowance for credit losses	(148)	(111)	$ (125)	(125)	$ (96)
Carrying value	$ 4,313	$ 4,712		$ 5,333
Residential solar loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participation interest in loan pool	5.00%			5.00%
Amounts outstanding	$ 4,600			$ 6,000
Indirect Channel Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 300			$ 400